Employee Benefit Plan, Description of Plan (Details) - EBP0757636	12 Months Ended
Sep. 30, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Investment
Valuation of Investments and Income Recognition
Investments are reported at fair value, except for the fully benefit-responsive investment contract, which is reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For additional information, refer to Note 3, Fair Value. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan attributable to fully benefit-responsive investment contracts. For additional information, refer to Note 6, Investment in Insurance Contract.
Purchases and sales of securities are recorded on a trade date basis. Net appreciation in fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

EBP, Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%
EBP, Employer Contribution Matching Percentage - RSP	25.00%
EBP, Employer Contribution Participant Compensation Matched Percentage - RSP	2.00%
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	10.00%
EBP, Requisite Service Period, Hours	1,000
EBP, Employer Contribution, Vesting Percentage After Requisite Service Period	1
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic Annual Increase to Deferral Rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic Annual Increase to Deferral Rate	15.00%